FINANCIAL INVESTMENTS	12 Months Ended
Dec. 31, 2022
Financial Investments
FINANCIAL INVESTMENTS

5.	FINANCIAL INVESTMENTS

				Consolidated
	Current		Non-current
	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Investments (1)	271,590	261,673	15,675	15,148
Usiminas shares (2)	1,184,895	2,383,059
Bonds (3)			140,510	132,523
	1,456,485	2,644,732	156,185	147,671

(1)	Comprised of restricted financial investments and linked to a Bank Deposit Certificate (CDB) to guarantee a letter of guarantee from financial institutions and financial investments in Public Securities (LFT - Letras Financeiras do Tesouro) managed by their exclusive funds.
(2)	Part of the shares of Usiminas Siderúrgica de Minas Gerais S.A. held by the Company guarantees a portion of the Company’s debt.
(3)	Bonds with Fibra bank due in February 2028 (see note 22.b).

Accounting Policy

Short-term investments that are not classified as cash equivalents and are measured at amortized cost and at fair value through profit or loss.